Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal							$ 48
State					(330)	(130)	(97)
Total					(330)	(130)	(49)
Deferred:
Federal					17,854	1,404	(423)
State					2,344	(70)	(23)
Total					20,198	1,334	(446)
Total (provision) benefit for income taxes	$ (1,601)	$ (253)	$ (2,973)	$ (401)	$ 19,868	$ 1,204	$ (495)